SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SEGMENT REPORTING
Revenue	¥ 118,887,879	$ 17,237,122	¥ 135,875,140	$ 21,321,774	¥ 625,488	$ 95,860
Loss from operations	(961,606,212)	(139,419,795)	(316,780,141)	(49,709,717)	336,708,307	51,602,806
Prepayments and other current assets, net	272,487,578		528,109,288				$ 39,506,985	$ 82,871,871
Cryptocurrencies	66,341,653		86,118,349				9,618,636	13,513,848
Property, Plant and Equipment, Net	142,847,637		172,980,284				20,710,961	27,144,381
Cryptocurrency Mining
SEGMENT REPORTING
Revenue	101,782,024	14,757,006	134,122,945	21,046,818
Loss from operations	(397,933,746)	(57,694,970)	(67,252,412)	(10,553,371)
Prepayments and other current assets, net	254,603,252		394,533,886				36,914,002	61,910,976
Cryptocurrencies	62,669,034		86,118,349				9,086,156	13,513,848
Property, Plant and Equipment, Net	128,975,415		171,169,287				18,699,677	26,860,196
NFT Business
SEGMENT REPORTING
Revenue	10,034,353	1,454,844	298,817	46,891
Loss from operations	(275,269,814)	(39,910,371)	(20,413,919)	(3,203,389)
Prepayments and other current assets, net	0		116,390,410				0	18,264,195
Cryptocurrencies	3,672,619						532,480
Property, Plant and Equipment, Net	0						0
Corporate
SEGMENT REPORTING
Revenue	7,071,502	1,025,272	1,453,378	228,065	625,488	95,860
Loss from operations	(288,402,652)	$ (41,814,454)	(229,113,810)	$ (35,952,957)	¥ 336,708,307	$ 51,602,806
Prepayments and other current assets, net	17,884,326		17,184,991				2,592,983	2,696,700
Property, Plant and Equipment, Net	¥ 13,872,222		¥ 1,810,997				$ 2,011,284	$ 284,185